Segment Information - Allocation of Segment Revenues and Expenses (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended	16 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Oct. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Assets	$ 21,190	$ 21,190			$ 10,929			$ 15,336
Real Estate and Other Segments
Segment Reporting Information [Line Items]
Average unsecured debt allocation	100.00%		100.00%
Consumer and Insurance Segment
Segment Reporting Information [Line Items]
Increase (decrease) in interest expense if debt allocation was in effect at beginning of year		208
Real Estate Loans
Segment Reporting Information [Line Items]
Increase (decrease) in interest expense if debt allocation was in effect at beginning of year		(157)
Other
Segment Reporting Information [Line Items]
Increase (decrease) in interest expense if debt allocation was in effect at beginning of year		(51)
Other
Segment Reporting Information [Line Items]
Assets	$ 362	362			441			520
Operating segments | Consumer and Insurance Segment
Segment Reporting Information [Line Items]
Assets	16,023	16,023			4,165			3,938
Operating segments | Real Estate Loans
Segment Reporting Information [Line Items]
Assets	$ 711	711			4,116			8,623
Minimum [Member] | Real Estate and Other Segments
Segment Reporting Information [Line Items]
Average unsecured debt allocation			83.00%
Maximum | Real Estate and Other Segments
Segment Reporting Information [Line Items]
Average unsecured debt allocation			100.00%
Acquired finance receivables from OneMain
Segment Reporting Information [Line Items]
Loan loss provision		$ 364
Total Average Unsecured Debt Allocation | Consumer and Insurance Segment
Segment Reporting Information [Line Items]
Average unsecured debt allocation			100.00%
Total Average Unsecured Debt Allocation | Minimum [Member] | Consumer and Insurance Segment
Segment Reporting Information [Line Items]
Average unsecured debt allocation			83.00%
Total Average Unsecured Debt Allocation | Maximum | Consumer and Insurance Segment
Segment Reporting Information [Line Items]
Average unsecured debt allocation			100.00%
Restatement Adjustment [Member] | Other
Segment Reporting Information [Line Items]
Assets				$ 1,690	441	$ 615	$ 963	520
Restatement Adjustment [Member] | Operating segments | Consumer
Segment Reporting Information [Line Items]
Assets				5,117	4,411	4,633	4,397	4,139
Restatement Adjustment [Member] | Operating segments | Real Estate Loans
Segment Reporting Information [Line Items]
Assets				$ 3,613	$ 4,116	$ 3,745	$ 6,688	$ 8,650